Casino Promotional Allowances (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Promotional Allowances [Abstract]
Estimated Retail value of Casino Promotional Allowances
Estimated Retail Value of Casino Promotional Allowances

	Three Months Ended March 31,
(In millions)	2017	2016
Food and beverage	$70	$73
Rooms	59	60
Other	8	7
	$137	$140

Estimated Retail Value of Casino Promotional Allowances

	Years Ended December 31,
(In millions)	2016	2015	2014
Food and Beverage	$277	$281	$622
Rooms	234	234	422
Other	27	48	94
	$538	$563	$1,138

Estimated Cost of Providing Promotional Allowance
Estimated Cost of Providing Casino Promotional Allowances

	Three Months Ended March 31,
(In millions)	2017	2016
Food and beverage	$43	$44
Rooms	20	20
Other	5	3
	$68	$67

Estimated Cost of Providing Casino Promotional Allowances

	Years Ended December 31,
(In millions)	2016	2015	2014
Food and Beverage	$170	$169	$463
Rooms	82	83	168
Other	17	17	60
	$269	$269	$691